Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Value added tax receivable		$ 98	$ 96
Prepaid expenses		571	88
Advance to vendors		3	13
Contract asset, current		19	22
Other current assets		62
Total prepaid expenses and other current assets	$ 469	$ 753	$ 219